Additional Disclosures in the Statement of Cash Flows - Summary of Reconciliation of Cash and Cash Equivalents (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of cash and cash equivalents [line items]
Cash and deposits in banks	$ 1,203,105,095	$ 778,796,544	$ 1,045,370,900
Debt securities at fair value through profit or loss	133,754,676		29,481
Other debt securities	43,575,623	1,553,777,415	831,532,788
Loans and other financing	4,042,417	2,757,956	3,116,407
Cash and cash equivalents	$ 1,384,477,811	$ 2,335,331,915	$ 1,880,049,576	$ 2,413,599,952